CONSOLIDATED STATEMENTS OF OPERATION AND OTHER COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenues	$ 365,477	$ 331,993	$ 335,250
Cost of Revenues (Exclusive of depreciation and amortization shown separately below)	61,020	62,270	60,745
Research and development expenses	49,992	49,684	33,659
Selling and marketing expenses	112,227	105,914	89,953
General and administrative expenses	41,237	51,051	68,005
Depreciation and amortization	58,676	78,285	42,700
Other expenses (income), net	1,504	1,765	(4,564)
Total operating costs	263,636	286,699	229,753
Operating Profit (loss)	40,821	(16,976)	44,752
Financing income	(6,657)	(8,192)	(2,284)
Financing expenses	8,946	10,200	4,611
Financing expenses, net	2,289	2,008	2,327
Profit (loss) before taxes on income	38,532	(18,984)	42,425
Tax expenses	3,095	2,503	19,688
Profit (loss) for the year	35,437	(21,487)	22,737
Other comprehensive income (loss) items:
Foreign currency translation differences for foreign operations	(35)	2,126	(6,499)
Foreign currency translation for subsidiary sold reclassified to profit and loss	0	1,234	0
Total other comprehensive income (loss) for the year	(35)	3,360	(6,499)
Total comprehensive income (loss) for the year	$ 35,402	$ (18,127)	$ 16,238
Earnings per share
Basic earnings (loss) per share (in USD)	$ 0.51	$ (0.3)	$ 0.3
Diluted earnings (loss) per share (in USD)	$ 0.51	$ (0.3)	$ 0.3